Financial Risk Management - Exposure to Foreign Currency Risk Based on Notional Amounts (Parenthetical) (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Hedge Currency Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cross currency interest rate swap contracts	$ 500	¥ 345	$ 700
Hedge Currency and Interest Rate Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cross currency interest rate swap contracts	$ 1,430		$ 1,730